Deferred Acquisition Costs and Deferred Sales Inducements - Deferred Sales Inducements Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 77	$ 77	$ 130
Deferrals of sales inducements	4	1	3
Amortization	(4)	(2)	(144)
Unrealized investment losses (gains)	2	1	88
Balance, end of year	$ 79	$ 77	$ 77